Note 10 - Stock-based Compensation (10-Q) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes Tables
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
	Three Months Ended March 31,
	2024	2023
Research and development	$63,797	$40,126
General and administrative	154,418	31,114
Total stock-based compensation expense	$218,215	$71,240

	Year Ended December 31,
	2023	2022
Research and development	$143,685	$174,710
General and administrative	263,947	159,125
Total stock-based compensation expense	$407,632	$333,835

Share-Based Payment Arrangement, Option, Activity [Table Text Block]
	Number of Options	Weighted average exercise price per share	Weighted average remaining contractual life (in years)	Aggregate intrinsic value
Balance at January 1, 2024	349,374	$51.15
Granted	169,934	9.52
Expired	(51)	28,897.06
Outstanding at March 31, 2024	519,257	$34.69	8.5	—
Exercisable at March 31, 2024	192,004	$79.03	6.7	—

	Number of Options	Weighted average exercise price per share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance at January 1, 2023	114,516	$25.98	6.72
Options assumed in the merger	52,574	$313.67
Granted	198,600	$5.95
Cancelled	(15,957)	$180.80
Exercised	(359)	$5.33
Outstanding at December 31, 2023	349,374	$51.15	8.12	$358,340
Exercisable at December 31, 2023	157,301	$103.67	6.35	$39,820

Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Three Months Ended March 31,
2024
Expected term (in years)	5.74 - 5.76
Risk-free interest rate	4.06 - 4.14%
Expected volatility	79.13 - 79.31%
Dividend yield	—

	December 31,
	2023			2022
Expected term (in years)	5.75			6.00
Risk-free interest rate	3.9%	-	4.5%	1.9%
Expected volatility	81.7%	-	83.3%	80.3%
Dividend yield	0.0%			0.0%